Label	Element	Value
Penn Capital Defensive Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Penn Capital Defensive Short Duration High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Penn Capital Defensive Short Duration High Income Fund (the "Fund") seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 17, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  No portfolio turnover rate is provided because the Fund had not commenced investment operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on the estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on the estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the expense limitation applies only for the first year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your actual costs may be higher or lower:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in fixed income securities and senior floating rate loans that are rated below investment grade (i.e. "junk" bonds and loans). Fixed income securities in which the Fund may invest include debt securities such as bonds, notes and debentures. The Fund expects to invest in high yield fixed income securities and senior floating rate loans that are rated at the time of purchase BBB- or lower by Standard & Poor's Financial Services LLC ("S&P") or Baa3 or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Advisor to be of comparable credit quality. The Advisor seeks to pursue a conservative ( defensive ) investment strategy within the high yield debt market by avoiding the lowest rated (i.e., riskiest) debt instruments  in the high yield market. The Fund may invest in split rated securities (securities which have different ratings from the rating agencies) if one of the ratings is at least a B- rating from S&P or B3 from Moody's. The Fund will not invest in high yield bonds or senior floating rate loans rated CCC+ and lower by S&P, or Caa1 and lower by Moody's because the Advisor has determined that such bonds and loans are the riskiest or lowest quality segment of the market and that they have historically been the most likely to default.

Although the Fund may invest in securities of any maturity, the Fund will normally target a dollar-weighted average maturity of three years or less in an effort to emphasize a more defensive overall portfolio positioning. Maturity is a measure of the time until the principal amount of a bond or loan is due. The Fund typically focuses on instruments that have short durations and seeks to maintain a duration of no more than three years. Duration is an approximate measure of the underlying portfolio's price sensitivity to changes in prevailing interest rates. Higher duration securities typically are more sensitive to interest rate changes. Conversely, bonds and loans with a shorter duration are typically less sensitive to interest rate changes. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates. Duration takes into account a debt instrument's cash flows over time, including the possibility that a debt instrument might be prepaid by the issuer or redeemed by the holder prior to the stated maturity date. Since shorter duration bonds are typically less volatile than longer duration bonds, the Fund's defensive positioning is expected to generally result in lower volatility relative to the overall high yield market.

The Fund's investments in fixed income securities and loans will typically consist of U.S. dollar denominated high yield corporate bonds and notes. The Fund may invest in the securities of leveraged companies (i.e., companies that issue debt). In addition, the Fund may have increased exposure to investments in the financials sector. The Fund may invest up to 25% of its net assets in foreign fixed-income securities, including those denominated in U.S. dollars or other currencies, or in loans issued by lenders based outside of the U.S.

The Fund may invest without limit in privately placed Rule 144A fixed-income securities. The Fund may invest up to 20% of its net assets in convertible bonds. The Fund intends to invest primarily in below-investment grade loans and other debt instruments, including bonds, notes, debentures and debt obligations issued by real estate investment trusts ("REITs"). The Fund may also invest in loans issued by banks, as well as investment grade loans and debt instruments.  To achieve its objective, the Fund may invest in other investment companies, including affiliated investment companies, and in exchange traded funds ("ETFs"), that have investment objectives similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein.

The Fund's investments in senior floating rate loans will be through syndicated loans.  Syndicated loans are an extension of credit provided by a group of lenders and are structured, arranged, syndicated and administered by one or more banks. Loan coupons are typically "floating" rate.  Floating rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).  Floating rate coupons are typically set using the London Inter-Bank Offered Rate ("LIBOR") plus the spread (i.e., the rate for such coupons will typically be a spread or margin over LIBOR).  The coupon determines the periodic interest payment that the loan holder will receive.  The Fund may obtain exposure to senior floating rate loans through investments in affiliated investment companies.

The Advisor considers both quantitative and qualitative factors in its evaluation and selection of investments for the Fund. Quantitative measures include the review of company financial statements and analysis of the company's projected future financial position.  Qualitative measures include evaluation of management, identification of market leaders within industries, and due-diligence research regarding customers, competitors and suppliers.   The Advisor may choose to sell a particular security if, for example, it no longer satisfies specific criteria based on the quantitative and qualitative factors outlined above, or to take advantage of what the Advisor determines may be a better investment opportunity.

The Fund anticipates a higher than average portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  The following principal risks could affect the value of your investment and the Fund's performance:

•
Agent Insolvency Risk.  In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan.

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Bank Loan Risk. There are a number of risks associated with an investment in senior floating rate bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk.  Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods in excess of seven days may impair the Fund's ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments.  Extended trade settlement periods may result in cash not being immediately available to the Fund.  As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

Bank loans in which the Fund may invest have similar risks to below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund's receipt of payments on the loan will be dependent on the third party's willingness and ability to make those payments to the Fund.

Loans generally are subject to legal or contractual restrictions on resale.  The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans.  For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time.  During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a loan can result in a loss.  Due to their subordination in the borrower's capital structure, subordinated loans involve a higher degree of overall risk than senior bank loans of the same borrower.

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Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.  Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible fixed income security, and generally has less potential for gain or loss than the underlying stock.

•	Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to meet its financial obligations.

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Debt/Fixed Income Securities Risk.  The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are generally subject to interest rate risk, prepayment/extension risk, and credit risk.

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ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) the Fund may acquire ETF shares at a discount or premium to their net asset value per share ("NAV") and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Trading of ETFs may be halted by the activation of individual or marketwide trading halts, or if the ETFs are delisted from an exchange.   Shareholders will indirectly be subject to the fees and expenses of the ETFs in which the Fund invests.

•
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

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Foreign Currency Risk. The U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

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Foreign Securities Risk.  Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

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High Yield Securities Risk. High yield securities and unrated securities of similar credit quality, commonly known as "junk" bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, a greater level of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer's ability to honor its obligations.

•	Income Risk. Income risk is the possibility that a Fund's income will decline because of falling interest rates.

•
Interest Rate Risk.  An increase in interest rates may cause a fall in the value of the fixed income securities in which the Fund may invest.  The risks associated with rising interest rates may be more pronounced in the near future due to the current period of historically low rates. Declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security's price to changes in interest rates. This measure incorporates a security's coupon, maturity, and call features, among other factors.

•
Investments in Other Investment Companies Risk. Shareholders will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. In addition, shareholders will be indirectly subject to the investment risks of the other investment companies.

•
Leveraged Companies Risk.  Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a leveraged company can lead to a significant decrease in the value of the company's securities. Leveraged companies can have limited access to additional capital.

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Limited Operating History Risk. A newly formed fund with a limited operating history may not attract sufficient assets to achieve or maximize investment and operational efficiencies. If a newly formed fund is unable to achieve sufficient scale, it may be liquidated.

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Liquidity Risk.  Certain securities may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil. It may be more difficult for a Fund to determine an accurate good faith fair value of an illiquid investment than that of a more liquid comparable investment. If a Fund sells investments with extended settlement times, such as loans, the settlement proceeds from the sales may not be available to meet the Fund's redemption obligations for a substantial period of time.

•	Management Risk. The Fund may not meet its investment objective based on the Advisor's success or failure to implement the Fund's investment strategies.

•
Market Risk.  The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

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Maturity Risk.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.

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Portfolio Turnover Risk. The Advisor's tactical investment process is expected to result in a high portfolio turnover rate. Frequent trading increases a Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and taxes.  Increased transaction costs could detract from the Fund's performance.

•
Prepayment Risk.  Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

•
Private Placement Risk.  The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended.  Privately issued securities are restricted securities that are not registered with the U.S. Securities and Exchange Commission ("SEC").  Accordingly, the liquidity of the market for specific privately issued securities may vary.  Delay or difficulty in selling such securities may result in a loss to the Fund.  Privately issued securities that the Advisor determines to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities.

•
Rating Agencies Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.  The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

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Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the Fund to experience a loss, increase the Fund's transaction costs or have tax consequences. To the extent that a large shareholder invests, the Fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
REIT Risk.  Debt securities issued by REITs are, for the most part, general and (may be) unsecured obligations and are subject to risks associated with REITs.  A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages (which refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments, and second-lien mortgage loans), and a decline in or flattening of property values also may exacerbate losses . Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

•
Volatility Risk. The value of securities in the Fund's portfolio may go down. The Fund's portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund's share price may decline and you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available since the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available since the Fund had not commenced investment operations as of the date of this Prospectus.
Penn Capital Defensive Short Duration High Income Fund | Penn Capital Defensive Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.71%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.17%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.54%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,433

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on the estimated amounts for the current fiscal year.
[2]	PENN Capital Funds Trust (the "Trust") and Penn Capital Management Company, Inc. (the "Advisor"), have entered into an expense limitation agreement under which the Advisor has agreed to waive management fees and/or pay Fund expenses to the extent necessary so that the Fund's total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending July 17 , 2018 do not exceed 0.54% for Institutional Class shares. Under the agreement, the Advisor is entitled to be reimbursed by the Fund for any fees it waived and expenses it paid for a period of three years following the date of the fee waiver or payment , to the extent such reimbursement will not cause the Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses paid. The expense limitation agreement may be terminated by the Board of Trustees (the "Board" or "Trustees") at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor.